Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

December 31, 2020

FAN-QTLY-0221
1.849910.113

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.5%
	Shares	Value
Fidelity Emerging Markets Equity Central Fund (a)	503,730	$145,456,979
Fidelity International Equity Central Fund (a)	1,793,475	172,998,601
Fidelity Real Estate Equity Central Fund (a)	90,384	10,551,485
Fidelity U.S. Equity Central Fund (a)	6,462,062	748,500,656
TOTAL EQUITY CENTRAL FUNDS
(Cost $705,410,091)		1,077,507,721

Fixed-Income Central Funds - 47.0%
High Yield Fixed-Income Funds - 3.7%
Fidelity Emerging Markets Debt Central Fund (a)	2,264,238	21,215,913
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	96,136	10,413,406
Fidelity Floating Rate Central Fund (a)	171,036	16,941,149
Fidelity High Income Central Fund (a)	333,927	36,605,084

TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,175,552

Investment Grade Fixed-Income Funds - 43.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	914,973	99,860,197
Fidelity International Credit Central Fund (a)	288,189	30,046,621
Fidelity Investment Grade Bond Central Fund (a)	7,464,171	873,830,514

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,003,737,332

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,010,778,321)		1,088,912,884

Money Market Central Funds - 4.1%
Fidelity Cash Central Fund 0.11% (b)	35,542,524	35,549,632
Fidelity Money Market Central Fund 0.22% (b)	60,795,709	60,795,709
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $96,344,842)		96,345,341
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (c)
(Cost $7,009,100)	7,010,000	7,009,036
	Shares	Value

Investment Companies - 2.1%
iShares 20+ Year Treasury Bond ETF	205,143	$32,357,205
iShares MSCI Japan ETF	256,031	17,297,454
TOTAL INVESTMENT COMPANIES
(Cost $46,170,145)		49,654,659
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,865,712,499)		2,319,429,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(896,495)
NET ASSETS - 100%		$2,318,533,146

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	541	March 2021	$101,405,040	$(2,144,270)	$(2,144,270)

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,896,052.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,691
Fidelity Emerging Markets Debt Central Fund	223,976
Fidelity Emerging Markets Debt Local Currency Central Fund	135,759
Fidelity Emerging Markets Equity Central Fund	719,919
Fidelity Floating Rate Central Fund	121,829
Fidelity High Income Central Fund	535,932
Fidelity Inflation-Protected Bond Index Central Fund	1,341,814
Fidelity International Credit Central Fund	1,082,442
Fidelity International Equity Central Fund	647,174
Fidelity Investment Grade Bond Central Fund	23,803,586
Fidelity Money Market Central Fund	30,098
Fidelity Real Estate Equity Central Fund	122,049
Fidelity Securities Lending Cash Central Fund	1,474
Fidelity U.S. Equity Central Fund	5,826,569
Total	$34,601,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$18,445,441	$2,306,619	$377,292	$4,860	$836,285	$21,215,913	0.8
Fidelity Emerging Markets Debt Local Currency Central Fund	9,501,231	135,758	--	--	776,417	10,413,406	6.3
Fidelity Emerging Markets Equity Central Fund	112,996,139	8,689,310	1,411,678	71,502	25,111,706	145,456,979	5.9
Fidelity Floating Rate Central Fund	9,149,841	7,644,247	127,628	3,374	271,315	16,941,149	0.9
Fidelity High Income Central Fund	34,965,272	3,030,500	3,147,883	(48,755)	1,805,950	36,605,084	1.5
Fidelity Inflation-Protected Bond Index Central Fund	111,734,069	7,540,349	19,654,707	748,701	(508,215)	99,860,197	7.4
Fidelity International Credit Central Fund	30,043,011	3,161,261	3,075,272	83,562	(256,783)	30,046,621	6.6
Fidelity International Equity Central Fund	141,998,853	12,493,425	2,122,927	65,709	20,563,541	172,998,601	4.9
Fidelity Investment Grade Bond Central Fund	813,115,991	80,417,144	10,526,059	(27,395)	(9,149,167)	873,830,514	2.9
Fidelity Real Estate Equity Central Fund	9,098,043	825,392	124,791	6,103	746,738	10,551,485	1.3
Fidelity U.S. Equity Central Fund	616,508,652	44,315,022	6,934,888	(2,301,941)	96,913,811	748,500,656	3.0
	1,907,556,543	170,559,027	47,503,125	(1,394,280)	137,111,598	2,166,420,605

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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